Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of the Activity Under the Share Option Scheme
A summary of the activity under the Share Option Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2019	129,852,000	0.07	0.37	7.32
Granted	12,387,915	0.07
Forfeited	(5,696,000)	0.07
Expired	(788,000)	0.07
Exercised	(48,996,540)	0.07

Outstanding, December 31, 2020	86,759,375	0.07	0.54	7.12	2.83

Vested and expected to vest at December 31, 2020	86,759,375	0.07	0.54	7.12	2.83

Exercisable at December 31, 2020	36,603,460	0.07	0.27	5.64	2.83

Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme
A summary of the activity for the restricted shares issued under the Share Award Scheme is stated below:

	Number of shares	Weighted-average grant date fair value
		US$
Outstanding, December 31, 2019	53,296,176	0.70
Granted	25,300,000	0.78
Vested	(21,470,416)	0.65
Forfeited	(3,523,200)	0.76

Outstanding, December 31, 2020	53,602,560	0.76

Expected to vest at December 31, 2020	53,602,560	0.76

Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme
A summary of the activity for the options issued under the Share Award Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant- date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2019	19,556,800	0.87	0.30	9.93
Granted	19,200,000	0.77
Forfeited	(1,148,800)	0.87
Exercised	(416,160)	0.87

Outstanding, December 31, 2020	37,191,840	0.82	0.31	9.00	2.09

Vested and expected to vest at December 31, 2020	37,191,840	0.82	0.31	9.00	2.09

Exercisable at December 31, 2020	7,376,800	0.76	0.30	9.05	2.15

Summary of Assumptions Used To Estimate the Fair Value of the Share Options
The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31
	2018	2019	2020
Risk-free rate	1.98%-2.10%	1.58%-1.80%		0.66%-1.84%
Expected volatility range	42.40%-43.00%	37.40%-37.90%		37.3%-37.8%
Exercise multiple	2.20	2.20-2.80		2.20-2.80
Fair market value per ordinary share as at valuation dates	US$ 0.63- US$ 0.68	US$ 0.72-US$0.76	US$	0.76-US$1.94

Summary of Share-based Compensation Expense
The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	3,565	8,509	10,614	1,627
Selling and marketing expenses	5,889	37,808	62,270	9,543
General and administrative expenses	11,167	31,988	169,101	25,916
Research and development expenses	26,320	42,974	88,129	13,506

	46,941	121,279	330,114	50,592